Certnys

[redacted]

13003803

**Parasnand Madho**
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC
JAN 14 2014
Washington, DC 20549

January 14, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Crescent Point Energy Corp., Common Shares, and requests immediate acceleration of registration. Adequate distribution assured. Form 40-F received on January 10, 2014. Tentative listing date – TBD.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com